CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS:
Property, plant and equipment	₽ 265,479	₽ 276,443
Investment property	2,986	2,177
Right-of-use assets	138,817	149,007
Goodwill	38,675	39,107
Other intangible assets	79,729	95,962
Investments in associates and joint ventures	6,450	10,735
Other investments	11,195	16,873
Deferred tax assets	9,975	11,190
Accounts receivable, related parties	10,787	2,545
Trade accounts receivable	3,556	2,600
Bank deposits and loans to customers	53,472	30,653
Other financial assets	3,220	4,729
Other assets	4,981	5,038
Total non-current assets	629,322	647,059
CURRENT ASSETS:
Inventories	15,515	18,654
Trade and other receivables	35,595	34,543
Accounts receivable, related parties	5,872	6,385
Bank deposits and loans to customers	39,370	32,385
Short-term investments	25,618	47,863
Advances paid and prepaid expenses	4,107	4,208
VAT receivable	9,350	7,415
Income tax assets	4,301	3,887
Assets held for sale	497	2,694
Cash and cash equivalents	38,070	84,075
Other financial assets	14,558	25,487
Other assets	1,735	1,338
Total current assets	194,588	268,934
TOTAL ASSETS	823,910	915,993
EQUITY:
Common stock	200	200
Treasury stock	(59,748)	(44,808)
Retained earnings	85,249	110,946
Accumulated other comprehensive income/(loss)	7,367	(1,064)
Equity attributable to owners of the Company	33,068	65,274
Non-controlling interests	3,326	12,291
Total equity	36,394	77,565
NON-CURRENT LIABILITIES:
Borrowings	271,573	365,072
Lease obligations	140,080	144,740
Bank deposits and liabilities	1,805	2,633
Deferred tax liabilities	17,866	24,439
Provisions	4,761	3,391
Contract liabilities	589	558
Other financial liabilities	955	481
Other liabilities	1,430	1,643
Total non-current liabilities	439,059	542,957
CURRENT LIABILITIES:
Trade and other payables	71,808	53,623
Accounts payable, related parties	558	1,301
Contract liabilities	20,718	21,597
Borrowings	71,746	3,063
Lease obligations	15,228	15,812
Bank deposits and liabilities	136,147	108,821
Income tax liabilities	784	1,792
Provisions	11,526	70,911
Other financial liabilities	1,424	4,648
Other liabilities	18,518	13,903
Total current liabilities	348,457	295,471
TOTAL EQUITY AND LIABILITIES	₽ 823,910	₽ 915,993